Note 13 - Net Loss Per Share Attributable to Common Stockholders - Financial Instruments Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Fair Value Disclosures [Abstract]
[custom:AntidilutiveSecuritiesExcludedFromComputationOfDilutedNetIncomeLossPerShareConvertiblePreferredStockShares]	74,220,000	47,770,000
[custom:AntidilutiveSecuritiesExcludedFromComputationOfDilutedNetIncomeLossPerShareConvertibleDebtAndPreferredStockShares]	70,504,839
[custom:AntidilutiveSecuritiesExcludedFromComputationOfDilutedNetIncomeLossPerShareCommonStockWarrantsShares]	10,237,500
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	154,962,339	47,170,000